Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customers
3.
REVENUE FROM CONTRACTS WITH CUSTOMERS

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customers’ payment to the Group is generally made before the delivery of goods or the provision of service. Only corporate customers are offered credit terms of between 7 to 30 days, as specified in each customer’s contract. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is recorded as a contract asset. The Group’s contract assets are insignificant as of December 31, 2021 and 2022.

The Group’s contract liabilities include payments received in advance of performance under revenue contracts which are included in “Customer advances and deferred revenue” on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract. The customer advances and deferred revenue balances as of December 31, 2021 and 2022 were comprised of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Customer advances and prepaid cards	96,785	103,680	15,032
Deferred revenue related to loyalty points	2,852	685	99
Deferred membership service revenue	143,843	148,645	21,552
Total	243,480	253,010	36,683

The Group recognized revenues that were previously deferred as contract liabilities of RMB57.4 million, RMB117.8 million and RMB148.6 million (US$21.5 million) during the years ended December 31, 2020, 2021 and 2022, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

The Group had RMB143.8 million and RMB148.6 million (US$21.6 million) of deferred revenues related to membership service fees at December 31, 2021 and 2022 that are expected to be recognized as revenues over the remaining membership period of one to twelve months. The Group had RMB2.9 million and RMB0.7 million (US$0.1 million) of deferred revenues at December 31, 2021 and 2022 related to unsatisfied performance obligations under the loyalty points program that will be recognized as revenues when the points are redeemed, which will occur over the next three months given their expiration period. The Group also had RMB96.8 million and RMB103.7 million (US$15.0 million) of deferred revenues related to customer advances and cash received for prepaid sales cards at December 31, 2021 and 2022 respectively, which are expected to be recognized as revenues in future periods upon the usage of the prepaid card balances to purchase the Group’s products.